Share Capital - Disclosure of number and weighted average exercise prices of RSUs (Details) - Restricted share units [Member]		12 Months Ended
	Jun. 12, 2025 Shares	Apr. 30, 2025 Shares $ / shares	Apr. 30, 2024 Shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of the year | Shares		1,044,073	1,133,572
Weighted average exercise price, beginning of the year | $ / shares		$ 1.69	$ 1.6
Issued | Shares	775,000	775,000	318,000
Weighted average exercise price, Issued | $ / shares		$ 2.34	$ 1.89
Exercised and converted to shares | Shares		(378,732)	(206,786)
Weighted average exercise price exercised and converted to shares | $ / shares		$ (1.68)	$ (1.6)
Cancelled | Shares		(79,473)	(200,713)
Weighted average exercise price cancelled | $ / shares		$ (1.79)	$ (1.6)
Outstanding, end of the year | Shares		1,360,868	1,044,073
Weighted average exercise price, end of the year | $ / shares		$ 2.06	$ 1.69